Prior Year Segmented and Operating Information	9 Months Ended
Sep. 30, 2021
Disclosure Of Reportable Segments [Abstract]
PRIOR YEAR SEGMENTED AND OPERATIONAL INFORMATION

31. PRIOR YEAR SEGMENTED AND OPERATIONAL INFORMATION
Segmented information for the year ended December 31, 2020, December 31, 2019, and December 31, 2018, have been re-presented below to reflect the presentation adopted on January 1, 2021, as described in Note 1.
A) Segmented and Operational Information for 2020

	Upstream			Downstream
For the year ended December 31, 2020	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	8,481	904	—	82	4,733	—
Less: Royalties (1)	331	40	—	—	—	—
	8,150	864	—	82	4,733	—
Expenses
Purchased Product (1)	939	268	—	—	4,429	—
Transportation and Blending (1)	4,683	81	—	—	—	—
Operating (1)	1,156	320	—	37	748	—
Realized (Gain) Loss on Risk Management	268	—	—	—	(21)	—
Operating Margin	1,104	195	—	45	(423)	—
Unrealized (Gain) Loss on Risk Management (2)	57	—	—	—	(1)	—
Depreciation, Depletion and Amortization	1,687	880	—	8	728	—
Exploration Expense	9	82	—	—	—	—
Segment Income (Loss)	(649)	(767)	—	37	(1,150)	—

For the year ended December 31, 2020					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(609)	13,591
Less: Royalties (1)					—	371
					(609)	13,220
Expenses
Purchased Product (1)					(278)	5,358
Transportation and Blending (1)					(36)	4,728
Operating (1)					(306)	1,955
Realized (Gain) Loss on Risk Management					5	252
Unrealized (Gain) Loss on Risk Management (2)					—	56
Depreciation, Depletion and Amortization					161	3,464
Exploration Expense					—	91
Segment Income (Loss)					(155)	(2,684)
General and Administrative					292	292
Finance Costs					536	536
Interest Income					(9)	(9)
Integration Costs					29	29
Foreign Exchange (Gain) Loss, Net					(181)	(181)
Re-measurement of Contingent Payment					(80)	(80)
(Gain) Loss on Divestiture of Assets					(81)	(81)
Other (Income) Loss, Net					40	40
					546	546
Earnings (Loss) Before Income Tax						(3,230)
Income Tax Expense (Recovery)						(851)
Net Earnings (Loss)						(2,379)
(1)Inventory write-downs and reversals prior to January 1, 2021, have been reclassified to royalties, purchased product, transportation and blending or operating expenses to conform with the current presentation of inventory write-downs and reversals.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.
B) Segmented and Operational Information for 2019

	Upstream			Downstream
For the year ended December 31, 2019	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	12,739	935	—	77	8,291	—
Less: Royalties	1,143	30	—	—	—	—
	11,596	905	—	77	8,291	—
Expenses
Purchased Product (1)	1,869	240	—	—	6,735	—
Transportation and Blending	5,152	82	—	—	—	—
Operating	1,067	339	—	41	877	—
Realized (Gain) Loss on Risk Management	23	—	—	—	(16)	—
Operating Margin	3,485	244	—	36	695	—
Unrealized (Gain) Loss on Risk Management (2)	92	—	—	—	1	—
Depreciation, Depletion and Amortization	1,543	319	—	7	273	—
Exploration Expense	18	64	—	—	—	—
Segment Income (Loss)	1,832	(139)	—	29	421	—

For the year ended December 31, 2019					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(689)	21,353
Less: Royalties					—	1,173
					(689)	20,180
Expenses
Purchased Product (1)					(417)	8,427
Transportation and Blending					(50)	5,184
Operating					(236)	2,088
Realized (Gain) Loss on Risk Management					—	7
Unrealized (Gain) Loss on Risk Management (2)					56	149
Depreciation, Depletion and Amortization					107	2,249
Exploration Expense					—	82
Segment Income (Loss)					(149)	1,994
General and Administrative					331	331
Finance Costs					511	511
Interest Income					(12)	(12)
Foreign Exchange (Gain) Loss, Net					(404)	(404)
Re-measurement of Contingent Payment					164	164
(Gain) Loss on Divestiture of Assets					(2)	(2)
Other (Income) Loss, Net					9	9
					597	597
Earnings (Loss) Before Income Tax						1,397
Income Tax Expense (Recovery)						(797)
Net Earnings (Loss)						2,194
(1)Inventory write-downs have been reclassified to purchased product to conform with the current presentation of inventory write-downs.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.
C) Segmented and Operational Information for 2018

	Upstream			Downstream
For the year ended December 31, 2018	Oil Sands	Conventional	Offshore	Canadian Manufacturing	U.S. Manufacturing	Retail
Revenues
Gross Sales	11,975	1,071	—	36	9,031	—
Less: Royalties	473	73	—	—	—	—
	11,502	998	—	36	9,031	—
Expenses
Purchased Product (1)	1,933	168	—	—	7,160	—
Transportation and Blending	5,879	90	—	—	—	—
Operating	1,056	404	—	37	870	—
Realized (Gain) Loss on Risk Management	1,551	26	—	—	(1)	—
Operating Margin	1,083	310	—	(1)	1,002	—
Unrealized (Gain) Loss on Risk Management (2)	(169)	—	—	—	(5)	—
Depreciation, Depletion and Amortization	1,439	412	—	7	215	—
Exploration Expense	6	2,117	—	—	—	—
Segment Income (Loss)	(193)	(2,219)	—	(8)	792	—

For the year ended December 31, 2018					Corporate and Eliminations	Consolidated
Revenues
Gross Sales					(724)	21,389
Less: Royalties					—	546
					(724)	20,843
Expenses
Purchased Product (1)					(517)	8,744
Transportation and Blending					(27)	5,942
Operating					(183)	2,184
Realized (Gain) Loss on Risk Management					(22)	1,554
Unrealized (Gain) Loss on Risk Management (2)					(1,075)	(1,249)
Depreciation, Depletion and Amortization					58	2,131
Exploration Expense					—	2,123
Segment Income (Loss)					1,042	(586)
General and Administrative					1,020	1,020
Finance Costs					627	627
Interest Income					(19)	(19)
Foreign Exchange (Gain) Loss, Net					854	854
Re-measurement of Contingent Payment					50	50
(Gain) Loss on Divestiture of Assets					795	795
Other (Income) Loss, Net					13	13
					3,340	3,340
Earnings (Loss) Before Income Tax						(3,926)
Income Tax Expense (Recovery)						(1,010)
Net Earnings (Loss)						(2,916)
(1)Inventory write-downs have been reclassified to purchased product to conform with the current presentation of inventory write-downs.
(2)Unrealized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates. Comparative periods have been reclassified as these amounts were recorded in the Corporate and Eliminations segment prior to January 1, 2021.